Account Balances of Variable Annuity Which are Invested in Separate Account (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 2,255,576	$ 2,205,548
Bond
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	310,976	291,103
Domestic equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	1,179,744	1,164,383
International equity
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	61,096	71,227
Specialty
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	665,294	646,452
Money market funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	37,065	31,191
Other funds
Schedule of Fair Value of Separate Accounts by Major Category of Investment [Line Items]
Separate account investment	$ 1,401	$ 1,192